Lease liabilities - Additional information (Details) - EUR (€) € in Thousands		12 Months Ended
	Sep. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases liabilities.
Additions to right-of-use assets		€ 8,313	€ 254
Lease liabilities	€ 7,200	6,660	176
Addition to lease liability		€ 7,241	€ 254
Term of lease cancellation option		5 years
Offices, laboratories and vehicles.
Leases liabilities.
Lease term		10 years
Additions to right-of-use assets	8,300
Addition to lease liability	€ 8,300
Extension Term		5 years